Summary of Significant Accounting Policies - Summary of Separation Related Adjustments (Detail) - USD ($)	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Cash and equivalents	$ 12,507,573	$ 14,376,515	$ 14,376,523		$ 0
Related party receivable	162,679	220,000	220,000		0
Other current assets	129,218	12,573	21,140		4,110
Total current assets	12,799,470	14,609,088	14,617,663		49,548
Capitalized software, net	0	0	699,753	$ 106,607	23,443	$ 16,005
Total assets	12,799,470	14,609,088	15,317,416		72,991
Current liabilities
Accounts payable	60,816	159,408	877,641		846,988
Derivative financial instruments	0	0	32,226		0
Other payables	972,641	1,631,828	616,156		199,278
Total current liabilities	8,749,583	1,791,236	1,526,023		1,046,266
Other noncurrent liabilities	405,000	405,000	702,921		40,578
Total liabilities	9,154,583	2,196,236	2,228,944		1,086,844
Net parent equity
Net parent investment	3,644,887	12,412,852	13,120,698		(1,059,291)
Accumulated other comprehensive income (loss)	0	0	(32,226)		45,438
Total net parent equity	3,644,887	12,412,852	13,088,472	$ (277,172)	(1,013,853)	$ (479,205)	$ (321,207)
Total liabilities and net parent equity	$ 12,799,470	14,609,088	15,317,416		$ 72,991
As Previously Reported [Member]
Current:
Cash and equivalents			14,376,523
Related party receivable			220,000
Other current assets			21,140
Total current assets			14,617,663
Capitalized software, net			699,753
Total assets			15,317,416
Current liabilities
Accounts payable			877,641
Derivative financial instruments			32,226
Other payables			616,156
Total current liabilities			1,526,023
Other noncurrent liabilities			702,921
Total liabilities			2,228,944
Net parent equity
Net parent investment			13,120,698
Accumulated other comprehensive income (loss)			(32,226)
Total net parent equity			13,088,472
Total liabilities and net parent equity			$ 15,317,416
Separation Related Adjustments [Member]
Current:
Cash and equivalents		(8)
Related party receivable		0
Other current assets		(8,567)
Total current assets		(8,575)
Capitalized software, net		(699,753)
Total assets		(708,328)
Current liabilities
Accounts payable		(718,233)
Derivative financial instruments		(32,226)
Other payables		1,015,672
Total current liabilities		265,213
Other noncurrent liabilities		(297,921)
Total liabilities		(32,708)
Net parent equity
Net parent investment		(707,846)
Accumulated other comprehensive income (loss)		32,226
Total net parent equity		(675,620)
Total liabilities and net parent equity		$ (708,328)